Equity Method Investment - Schedule of Financial Information (Details) - VIE [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Financial Information [Line Items]
Total current assets	$ 1,034,825	$ 2,330,386
In process research and development		674,700,000
Goodwill		534,353,000
Other non-current assets		5,796,941
Total assets	1,216,078,780	1,217,180,327
Total current liabilities	3,047,482	4,531,668
Total non-current liabilities	4,189,682	4,238,293
Total liabilities	7,237,164	8,769,961
Members capital contribution		1,219,053,100
Accumulated deficit		(10,642,734)
Total member’s equity	1,208,841,616	1,208,410,366
Total liabilities and equity	$ 1,216,078,780	$ 1,217,180,327